RELATED PARTY TRANSACTION - Schedule of Related Parties (Detail)	12 Months Ended
Dec. 31, 2021
Beijing Youlian Global Education Technology Co., Ltd ("Beijing Youlian")
Related Party Transaction [Line Items]
Relationship with the Group	Equity method investment investee [1]

[1]	Beijing Youlian was dissolved in June 2020.